Audit Information	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Audit Information [Abstract]
Auditor Name	Grant Thornton Auditores Independentes Ltda.	Ernst & Young Auditores Independentes S/S Ltda.
Auditor Firm ID	5270	1448
Auditor Location	Campinas, Brazil	São Paulo, Brazil